Average Annual Total Returns - WP Large Cap Income Plus Fund	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Dow Jones Industrial Average Index
Prospectus [Line Items]
Average Annual Return, Percent	14.92%	11.58%	13.11%
Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	16.54%	6.74%	7.18%
Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.54%	6.71%	6.94%
Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.79%	5.27%	5.72%